UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area Code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Value
Investors Trust
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap Value Fund
Formerly, Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

SHAREHOLDER LETTER
Dear Franklin Fund Shareholder:
The past six months were eventful and volatile. Continued
inflation, hawkish central banks, supply-chain reinforcement, the war in Ukraine and concerns over economic growth
remained a part of the economic landscape, joined by new
elements, such as turbulence within the banking industry.
However, many economic indicators remained strong during
the period, with low unemployment and a tight labor market
supporting consumer spending. Better-than-expected
first-quarter 2023 earnings reports also worked to support
investor sentiment toward the end of the six months.
Although the year-over-year growth rate of price increases
is slowly moderating, inflation remained above central bank
targets during the period. In response, several of the world’s central banks continued to raise rates, including the U.S.
Federal Reserve (Fed), the European Central Bank (ECB)
and the Bank of England (BoE). The Bank of Japan (BOJ)
increased the band around the yield target on its 10-year
government bond. Near the end of the six months, the
Fed indicated it might slow the pace of its rate hikes, lifting investor sentiment in the wake of turbulence brought on by
the banking industry.
The banking industry stumbled in March 2023 when a
number of mid-sized U.S. banks collapsed, and a Swiss
bank was forced into a merger. However, quick intervention
by authorities worked to calm fears and prevent a
widespread bank run. We continue to keep an eye out for
future banking industry issues. The additional stress from
the near crisis has amplified risk aversion across the capital markets, in our opinion. Along with tighter lending standards, we think this might work to increase the likelihood of a
recession.
Some U.S. large-cap valuations reflect this recession risk.
Furthermore, many U.S. small-cap value stocks are trading
well below their 52-week highs, and valuations of profitable small-cap companies in the Russell 2000
®
Value Index are
near 20-year lows.
After experiencing supply-chain shocks caused by multiple
factors, companies are investing capital to diversify their
manufacturing operations and component sourcing. Some
of this new fabrication capacity is being added in the U.S., while some factories will be added in locations such as
Mexico, Indonesia and Vietnam. Recent U.S. legislation
such as the CHIPS and Science Act and the Infrastructure
Investment and Jobs Act incentivize U.S. reshoring
initiatives. In the near term, we anticipate this increased
construction and manufacturing activity will help offset some of the economic cooling caused by tighter lending standards.
In the longer term, we think increased manufacturing
capacity and diversification of supply sourcing will reduce the likelihood of future supply shocks.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to affect markets by
stoking inflationary pressure and causing many European
countries and companies to explore alternate ways to fulfill their need for energy. Thankfully, European energy security
became less of an issue near the end of 2022. A warmer-
than-expected winter and government subsidies combined to
avert the energy crunch that had been feared.
Not all progress is a steady march forward. In the near
term, market activity will likely be influenced by central
bank activity, geopolitical events, inflation concerns, supply-
chain redevelopment and financial institution stability. We
remain focused on identifying opportunities to acquire
stocks at attractive valuations based upon our assessment
of fundamental value, while taking advantage of volatility.
Our process of finding underappreciated and misunderstood
companies with identifiable catalysts to unlock shareholder
value may provide meaningful upside potential and possible
downside risk management during turbulent periods. In
addition, we continue to focus on event-driven situations
across equity and fixed income with catalysts less correlated to the overall markets. While unnerving, volatility remains
an inherent part of investing in risk assets, and the market historically rewards investors who take an opportunistic long-
term perspective.
On the following pages, the portfolio management team of
each Fund reviews investment decisions made during this
period. Please remember all securities markets fluctuate, as do mutual fund share prices. We thank you for investing with
Franklin Templeton, welcome your questions and comments,
and look forward to continuing to serve your investment
needs in the years ahead.

franklintempleton.com
Semiannual Report

Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Value Investors Trust
This letter reflects our analysis and opinions as of April 30,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report

Economic and Market Overview 4
Franklin MicroCap Value Fund 5
Franklin Mutual U.S. Mid Cap Value Fund 10
Franklin Small Cap Value Fund 15
Financial Highlights and Schedules of Investments 21
Financial Statements 45
Notes to Financial Statements 50
Shareholder Information 65
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.
Contents
Semiannual Report

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a +8.63% total return for
the six months ended April 30, 2023
1
. Despite continued
challenges from elevated inflation, higher interest rates and the failure of several U.S. banks in March 2023, stocks, led by the information technology sector, gained amid signs of
resilience in the U.S. economy.
U.S. gross domestic product growth slowed in 2023’s
first quarter as the pace of business investment eased,
inventories declined, and the housing market weakened.
Although consumer spending continued to rise, deteriorating
financial conditions kept consumer sentiment at historically low levels. Meanwhile, inflation, which remained heightened
relative to recent decades, showed signs of easing. The
annual inflation rate, as measured by the Consumer Price
Index, eased to 5% in March 2023, the lowest rate since May
2021, as energy costs declined sharply, used car prices fell and food prices grew at a slower rate.
The U.S. unemployment rate remained at historically low
levels during the period, briefly hitting a 54-year low of 3.4%
in January 2023 before rising marginally to 3.5% in March
2023. Wage growth eased toward the end of the period,
raising market expectations that the Fed would slow its rate of interest-rate increases. Rising interest rates translated to higher borrowing costs for individuals and businesses, which discouraged some economic activity. Despite interest-rate
increases, bank failures contributed to lower mortgage rates toward the end of the period.
In an effort to control inflation, the Fed raised the federal funds target rate four times during the period to end at a
range of 4.75%–5.00%. The Fed stepped down the pace
of its interest-rate hikes from 75 basis points (bps) at its
November 2022 meeting to 50 bps in December 2022,
followed by 25-bp increases in February and March 2023.
At its March 2023 meeting, the Fed said it would continue
to reduce bond holdings, but it departed from previous
statements by softening its firm outlook on future rate hikes.
Additionally, Fed Chair Jerome Powell said the central bank
most likely would not cut rates in 2023.
The foregoing information reflects our analysis and opinions as of April 30, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
Franklin MicroCap Value Fund
This semiannual report for Franklin MicroCap Value Fund
covers the period ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in securities of microcap companies with total market capitalizations of
$1 billion or less or within the bottom 40% of the Russell
2000
®
Value Index, whichever is higher at the time of
purchase.
1
The Fund generally invests in equity securities,
predominantly common stocks, of companies that we
believe are undervalued and have the potential for capital
appreciation. The Fund may invest up to 25% of its total
assets in foreign securities.
Performance Overview
The Fund’s Class A shares posted a -3.68% cumulative total
return for the six months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively lower
price-to-book ratios and lower forecasted growth rates,
posted a -6.72% cumulative total return for the same period.
2
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to buy shares of companies that we believe
are undervalued at the time of purchase and have the
potential for capital appreciation. The types of companies the
Fund may invest in include, among other things, those that
may be considered out of favor due to actual or perceived
cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or
undermanagement, or are financially stressed. In choosing
investments, we conduct an in-depth analysis of a
company’s long-term or normalized earnings and free
cash flow potential, quality of management, ownership of
valuable franchises, trademarks or trade names, control of
distribution networks, underutilized assets and market share for particular products, balance sheet, and other factors
that may identify the issuer as a potential investment. The
investment manager considers selling a security when it no
longer meets its value criteria.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the six-month period ended April 30, 2023, stock
selection in industrials, health care and energy contributed to relative performance. Conversely, stock selection in
financials and materials, as well as stock selection and an
underweight in utilities, curbed relative returns.
Individual contributors included Harrow Health, Preformed
Line Products and LSI Industries.
Portfolio Composition
4/30/23
% of Total
Net Assets
Banks 17.8%
Machinery 10.5%
Health Care Equipment & Supplies 5.4%
Textiles, Apparel & Luxury Goods 4.5%
Hotels, Restaurants & Leisure 4.4%
Energy Equipment & Services 4.4%
Construction & Engineering 4.3%
Electrical Equipment 4.1%
Diversified REITs 3.2%
Electronic Equipment, Instruments &
Components 2.9%
Insurance 2.7%
Specialty Retail 2.7%
Professional Services 2.6%
Pharmaceuticals 2.5%
Other* 25.6%
Short-Term Investments & Other Net Assets 2.4%
1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company. Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with relatively lower price-to-
book ratios and lower forecasted growth rates.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 24 .

Franklin MicroCap Value Fund

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Semiannual Report
Eyecare pharmaceutical company Harrow Health bolstered
relative returns during the period. In its latest quarterly
update, the company said it expected its gross margin to
rise above 2021 levels in 2023, now that it has sold its
non-ophthalmic unit and as supply-chain constraints ease.
Harrow Health also reaffirmed its 2023 guidance.
Preformed Line Systems, which makes products used in
the construction and maintenance of overhead, ground-
mounted, and underground networks for the energy,
telecommunication, and cable operator industries, supported
relative results. Its 2022 earnings report was strong, with
growth across most of its regions, and the company said that price increases announced over the past two years have
helped offset raw materials and transportation cost inflation.
The company also continues to invest in its facilities to
increase capacity and to look for ways to grow inorganically.
LSI Industries contributed to relative results over the six-
month period. The company’s latest quarterly financial
results were strong, on robust revenue growth in its lighting segment. LSI also said it booked a major order from an auto
components company that should further support that area
of its business, and ongoing strength in its overall business should help minimize any impact a slowing economy may
have over the remainder of the year.
Detractors included Investar Holdings, Premier Financial and
Peapack-Gladstone Financial.
The Funds’s bank stocks were the main detractors from
relative returns during the quarter. Among them, Investar
Holdings, a commercial bank focused on South Louisiana,
curbed relative results as the run on deposits at a larger
bank spooked investors across the banking system.
Additionally, the bank reported a decline in its net interest margin for the fourth quarter, as funding costs increased
more than the increase on the yield of its interest-earning
assets. Meanwhile, Investar saw a rise in deposits in the
fourth quarter and an improvement in credit quality.
Premier Financial, another bank, also curbed relative
results amid declining deposit balances in the first quarter.
In its quarterly earnings release, the bank noted deposit
withdrawals and saw its net income margin decline as it had
to offer higher deposit rates. The bank is also constraining its residential real estate lending, given the economic
uncertainties.
Peapack-Gladstone Financial was a detractor. The company
reported that its net interest margin contracted in the first quarter, as clients moved money from noninterest bearing
accounts into higher yielding deposit accounts. Loan growth
was solid, but the bank expects growth to subside given the
economic uncertainty and higher interest rates. Nonetheless, the bank appears to be dealing well with the current market
environment, in our view.
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs.
Oliver H. Wong, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Harrow Health, Inc. 2.5%
Pharmaceuticals, United States
Preformed Line Products Co. 2.4%
Electrical Equipment, United States
Miller Industries, Inc. 2.3%
Machinery, United States
Sterling Infrastructure, Inc. 2.2%
Construction & Engineering, United States
Utah Medical Products, Inc. 1.8%
Health Care Equipment & Supplies, United
States
VAALCO Energy, Inc. 1.8%
Oil, Gas & Consumable Fuels, United States
Daktronics, Inc. 1.8%
Electronic Equipment, Instruments &
Components, United States
Helix Energy Solutions Group, Inc. 1.7%
Energy Equipment & Services, United States
CTO Realty Growth, Inc. 1.7%
Diversified REITs, United States
Northeast Bank 1.7%
Banks, United States

Performance Summary as of April 30, 2023
Franklin MicroCap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -3.68% -8.96%
1-Year +1.98% -3.64%
5-Year +24.87% +3.37%
10-Year +83.01% +5.63%
Advisor
6-Month -3.57% -3.57%
1-Year +2.21% +2.21%
5-Year +26.40% +4.80%
10-Year +87.48% +6.49%
See page 8 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to invest in smaller-company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger-company stocks, especially over the short term. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. Value securities may not increase in price as anticipated or may decline further in value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0851 $0.0478 $1.4886 $1.6215
R6 $0.1791 $0.0478 $1.4886 $1.7155
Advisor $0.1556 $0.0478 $1.4886 $1.6920
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.24% 1.26%
Advisor 0.99% 1.01%

Your Fund’s Expenses
Franklin MicroCap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $963.20 $5.89 $1,018.80 $6.06 1.21%
R6 $1,000 $964.80 $4.28 $1,020.44 $4.40 0.88%
Advisor $1,000 $964.30 $4.68 $1,020.03 $4.81 0.96%

franklintempleton.com
Semiannual Report
Franklin Mutual U.S. Mid Cap Value Fund
Formerly, Franklin Mutual U.S. Value Fund
This semiannual report for Franklin Mutual U.S. Mid Cap
Value Fund covers the period ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in U.S. mid
cap securities. Mid capitalization companies are companies
with market capitalizations equal to those within the
universe of the Russell Midcap
®
Value Index
1
at the time of
purchase. The Fund invests primarily in equity securities
(including securities convertible into, or that we expect
to be exchanged for, common or preferred stock) of U.S.
companies that we believe are available at market prices
less than their fundamental value. The Fund currently does
not expect to invest more than 10% of its net assets in non-
U.S. securities.
Performance Overview
The Fund’s Class A shares posted a +2.85% cumulative total
return for the six months under review. In comparison, the
Russell MidCap
®
Value Index, which is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively lower price-to-book
ratios and lower forecasted growth rates, posted a +2.26%
cumulative total return for the same period.
2
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a research driven, fundamental value strategy
for the Fund and select investments based on our own
evaluation of the security’s fundamental value, including for equity securities, an analysis of the cash flow potential, long-
term earnings, multiples of earnings and book value. We
examine each investment separately and there are no set
criteria as to specific value parameters, earnings or industry type.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the six-month period ended April 30, 2023, stock
selection in the consumer discretionary and financials
sectors, along with stock selection and an overweight in
industrials, contributed to relative results. Stock selection in health care, real estate and utilities curbed relative returns.
Individual contributors included DR Horton, Tapestry and
Univar Solutions.
U.S. homebuilder DR Horton contributed to relative
performance, following a strong earnings report in April.
The company’s fiscal second-quarter earnings beat Wall
Street forecasts on higher-than-expected closings, with
orders down a modest 5% despite the higher mortgage rate
environment. With the housing market looking to be more
stable, DR Horton expects margins to remain steady in the
Portfolio Composition
4/30/23
% of Total
Net Assets
Professional Services 5.8%
Electric Utilities 5.4%
Health Care Providers & Services 5.1%
Insurance 5.1%
Financial Services 4.4%
Chemicals 4.4%
Banks 4.1%
Aerospace & Defense 4.0%
Energy Equipment & Services 3.5%
Food Products 3.5%
Real Estate Management & Development 3.4%
Trading Companies & Distributors 3.2%
Automobile Components 2.5%
Oil, Gas & Consumable Fuels 2.3%
Other* 35.3%
Short-Term Investments & Other Net Assets 8.0%
1. Russell Midcap
®
Value Index is market capitalization weighted and measures the performance of those Russell Midcap
®
Index companies with relatively lower price-to-
book ratios and lower forecasted growth rates.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 33 .

Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Semiannual Report
21%─22% range for the fiscal third quarter of 2023.
Tapestry, a U.S.-based owner of the Coach and Kate Spade
brands, contributed to relative performance following robust recent quarterly earnings and despite the challenging
global economy. The company also continued to buy back
shares. We believe the company is one of the better names
to provide exposure to an apparel recovery and China
reopening. Moreover, Tapestry has a strong balance sheet,
is cash generative, and has a high and durable margin.
Univar, a chemical distribution company, outperformed
during the period following better-than-expected third-quarter results. In addition, its shares were bid higher due to the
company’s announcement that it will repurchase $1 billion of stock through 2025 and plan to initiate a dividend in 2023.
Lastly, later in the reporting period, Univar received a buyout offer from a private-equity firm.
Detractors included SVB Financial Group (not held at period-
end), Citizens Financial Group and Vornado Realty Trust.
SVB Financial, a U.S.-based bank, detracted from relative
returns. The bank suffered from a rapid run on its deposits
in March in the wake of its attempt to raise capital following losses on the sale of its U.S. Treasuries portfolio. We
eliminated the position prior to it being seized by the
regulators; nevertheless it was a big drag on performance
during the period.
Citizens Financial Group, a U.S.-based bank, detracted
from relative results following the collapse of SVB Financial and resulting stresses in the broader banking system. The
bank has been focused on managing both its balance sheet
and interest-rate exposure in an uncertain macroeconomic
environment and ended 2022 with a strong credit and
capital position. Citizens saw higher deposit costs in the
first quarter, and some deposit outflows, but the company is increasing its balance sheet flexibility to deal with the more uncertain environment.
Vornado Realty Trust, an office real estate investment trust, curbed relative returns during the period. In its fourth-quarter earnings release, the company warned that the outlook
for leasing remained difficult. The company also faces
challenges as people continue to work from home, interest
rates increase and recession concerns mount following
recent bank failures.
Thank you for your participation in Franklin Mutual U.S. Mid
Cap Value Fund. We look forward to continuing to serve your
investment needs.
Grace Hoefig
Lead Portfolio Manager
Srini Vijay, CFA
Stephen Shunk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Kraft Heinz Co. (The) 3.5%
Food Products, United States
CBRE Group, Inc. 2.7%
Real Estate Management & Development,
United States
KBR, Inc. 2.3%
Professional Services, United States
Williams Cos., Inc. (The) 2.3%
Oil, Gas & Consumable Fuels, United States
Brixmor Property Group, Inc. 2.3%
Retail REITs, United States
Flex Ltd. 2.3%
Electronic Equipment, Instruments &
Components, United States
DR Horton, Inc. 2.2%
Household Durables, United States
Entergy Corp. 2.2%
Electric Utilities, United States
Voya Financial, Inc. 2.2%
Financial Services, United States
eBay, Inc. 2.1%
Broadline Retail, United States

Performance Summary as of April 30, 2023
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +2.85% -2.80%
1-Year -1.50% -6.91%
5-Year +28.85% +4.02%
10-Year +88.18% +5.92%
Advisor
6-Month +2.99% +2.99%
1-Year -1.25% -1.25%
5-Year +30.45% +5.46%
10-Year +92.95% +6.79%
See page 13 for Performance Summary footnotes.

Franklin Mutual U.S. Mid Cap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative.
Historically, smaller- and midsize-company securities have been more volatile in price than larger-company securities, especially over the short term. The Fund may invest in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3267 $1.0752 $1.4019
C $0.0535 $1.0752 $1.1287
R $0.2454 $1.0752 $1.3206
R6 $0.4459 $1.0752 $1.5211
Advisor $0.4082 $1.0752 $1.4834
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.91% 0.92%
Advisor 0.66% 0.67%

Your Fund’s Expenses
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expen se reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,028.50 $4.49 $1,020.37 $4.47 0.89%
C $1,000 $1,024.60 $8.24 $1,016.65 $8.21 1.64%
R $1,000 $1,027.40 $5.75 $1,019.13 $5.72 1.14%
R6 $1,000 $1,030.50 $2.76 $1,022.08 $2.74 0.55%
Advisor $1,000 $1,029.90 $3.24 $1,021.61 $3.22 0.64%

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
This semiannual report for Franklin Small Cap Value Fund
covers the period ended April 30, 2023. The Fund closed
to new investors on May 27, 2021. Existing shareholders
who had an open and funded account on May 27, 2021,
may continue to invest through exchanges and additional
purchases. Please contact your financial professional or
refer to the Fund’s prospectus for more information.
Your Fund’s Goal and Main Investments
The Fund seeks long-term total return by normally
investing at least 80% of its net assets in investments of
small-capitalization (small-cap) companies, predominantly
common stocks, and generally investing in equity securities
of companies that we believe are undervalued at the time
of purchase and have the potential for capital appreciation.
We define small-cap companies as those with market
capitalizations not exceeding either: the highest market
capitalization in the Russell 2000
®
Index;
1
or the 12-month
average of the highest market capitalization in the Russell
2000
®
Index, whichever is greater at the time of purchase.
The Fund may also invest in real estate investment trusts
(REITs) and invest up to 25% of its total assets in foreign
securities.
Performance Overview
The Fund’s Class A shares posted a +0.29% cumulative total
return for the six months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively lower
price-to-book ratios and lower forecasted growth rates,
posted a -6.72% cumulative total return for the same period.
2
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Investment Strategy
The Fund generally invests in equity securities,
predominantly common stocks of small cap companies, that
we believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which we believe
it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund
invests in companies that we believe have, for example:
stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the
stock price. The types of companies the Fund may invest
in include those that may be considered out of favor due
to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed. Environmental, social and governance (ESG)
related assessments of companies are also considered.
Portfolio Composition
4/30/23
% of Total
Net Assets
Banks 11.1%
Oil, Gas & Consumable Fuels 6.5%
Hotels, Restaurants & Leisure 6.4%
Insurance 5.8%
Building Products 5.4%
Health Care Equipment & Supplies 4.7%
Chemicals 4.7%
Electronic Equipment, Instruments &
Components 4.7%
Food Products 4.5%
Software 3.9%
Metals & Mining 3.8%
Trading Companies & Distributors 3.8%
Semiconductors & Semiconductor Equipment 2.7%
Construction & Engineering 2.4%
Other* 25.1%
Short-Term Investments & Other Net Assets 4.5%
1. Russell 2000
®
Index is market capitalization weighted and measures the performance of the approximately 2,000 smallest companies in the Russell 3000® Index that represent a small amount of the total market capitalization of the Russell 3000
®
Index.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 41 .

Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
During the six-month period ended April 30, 2023, security
selection in the health care, industrials and energy sectors contributed to relative results. An underweight in utilities, stock selection in financials and an underweight in real
estate curbed returns on a relative basis.
Among the Fund’s largest contributors were Integer
Holdings, Glanbia and Univar Solutions (not held at period-
end).
Integer Holdings, a medical device contract development
and manufacturing company, contributed during the period
due to an increase in demand for medical devices and
supplies, driven by an improvement in procedure volumes.
Also, the supply-chain issues faced in the third quarter of
2022 improved sequentially during this six-month period.
Together, higher demand and improvement in the supply
chain resulted in stronger-than-expected earnings results.
Integer also issued a low coupon convertible bond and used
the proceeds to retire a higher interest-bearing term loan,
which reduces the overall interest burden with limited impact from potential equity dilution.
Glanbia, an international consumer foods and nutritional
products company, contributed to results during the
period after reporting better-than-expected earnings and
announcing the divestiture of a joint venture at an attractive valuation as it takes steps to simplify its business. The
company’s initial fiscal 2023 guidance also suggested
margins should expand as it laps significant raw material
inflation in its key inputs. We remain positive on the
company’s growth prospects in the growing sports nutrition
space, and on the margin recapture opportunity.
Univar, a chemical distribution company, outperformed
during the period following better-than-expected third-quarter results. In addition, its shares were bid higher due to the
company’s announcement that it will repurchase $1 billion of stock through 2025 and plan to initiate a dividend in 2023.
Lastly, later in the reporting period, Univar received a buyout offer from a private-equity firm.
The Fund’s most significant detractors included Columbia
Banking System, NetScout Systems and Hanover Insurance
Group.
Columbia Banking System, a regional bank with a footprint
in the western United States, detracted from performance
during the period as several mid-sized banks failed due
to deposit runs, which heightened investor concerns
regarding banking sector capital and liquidity. Following the bank’s acquisition of Umpqua at the beginning of March,
Columbia is navigating the Umpqua systems conversions
and integration amid the fallout from the bank failures, which could increase the risk of customer attrition in the near term.
Columbia and Umpqua did not have significant industry
deposit concentrations or outsized uninsured deposit funding levels relative to peers. However, mid-sized commercial
banks like Columbia may see accelerating deposit outflows
given increased deposit rate competition and depositor
security concerns, which may put additional pressure on net
interest income outlooks.
NetScout Systems is a provider of real time operational
intelligence and performance analytics for optimizing network performance. While revenues in the core service provider
business have stabilized, revenues in the newer security
business have declined recently.
The Hanover Group, a property and casualty insurer,
declined during the period as results were negatively
impacted by both significantly elevated natural catastrophe
losses, as well as the impact of rising inflationary trends
on loss costs. While rising loss severity trends driven
by elevated inflation have put pressure on insurance
claim payouts, pricing trends have accelerated, reflecting
industry discipline, with rate increases expected to mitigate the impact of higher loss severity over time, resulting in
improving results.
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
ACI Worldwide, Inc. 3.9%
Software, United States
Crescent Point Energy Corp. 3.8%
Oil, Gas & Consumable Fuels, Canada
Glanbia plc 3.0%
Food Products, Ireland
UFP Industries, Inc. 2.9%
Building Products, United States
Hanover Insurance Group, Inc. (The) 2.8%
Insurance, United States
Green Plains, Inc. 2.7%
Oil, Gas & Consumable Fuels, United States
Integer Holdings Corp. 2.4%
Health Care Equipment & Supplies, United
States
Brinker International, Inc. 2.4%
Hotels, Restaurants & Leisure, United States
SouthState Corp. 2.4%
Banks, United States
Arconic Corp. 2.3%
Metals & Mining, United States

Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
Steven Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Christopher Meeker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.29% -5.23%
1-Year -0.84% -6.29%
5-Year +32.75% +4.64%
10-Year +114.02% +7.30%
Advisor
6-Month +0.40% +0.40%
1-Year -0.60% -0.60%
5-Year +34.36% +6.08%
10-Year +119.68% +8.19%
See page 19 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
5
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s investments in smaller-company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger-company stocks, particularly over the short term. Value securities may not increase in price as anticipated or may decline further in value. Additionally, smaller companies often have relatively small revenues, limited product lines and small market share. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. REITS may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. The managers' environmental social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forego favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1982 $1.4008 $1.5990
C – $1.4008 $1.4008
R $0.0779 $1.4008 $1.4787
R6 $0.4091 $1.4008 $1.8099
Advisor $0.3292 $1.4008 $1.7300
Total Annual Operating Expenses
5
Share Class
A 0.98%
Advisor 0.73%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,002.90 $4.83 $1,019.97 $4.87 0.97%
C $1,000 $999.10 $8.54 $1,016.25 $8.61 1.72%
R $1,000 $1,001.60 $6.07 $1,018.73 $6.12 1.22%
R6 $1,000 $1,004.80 $2.93 $1,021.88 $2.95 0.59%
Advisor $1,000 $1,004.00 $3.59 $1,021.21 $3.62 0.72%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.57 $32.58 $21.77 $29.32 $31.06 $36.43
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.09 0.12 0.11
c
0.11 0.06 (0.04)
Net realized and unrealized gains (losses) (1.02) (0.81) 12.15 (2.89) (0.03) (2.70)
Total from investment operations ........ (0.93) (0.69) 12.26 (2.78) 0.03 (2.74)
Less distributions from:
Net investment income .............. (0.09) (0.08) (0.11) (0.06) — (—)
d
Net realized gains ................. (1.54) (4.24) (1.34) (4.71) (1.77) (2.63)
Total distributions ................... (1.63) (4.32) (1.45) (4.77) (1.77) (2.63)
Net asset value, end of period .......... $25.01 $27.57 $32.58 $21.77 $29.32 $31.06
Total return
e
....................... (3.68)% (2.00)% 57.97% (12.10)% 0.58% (8.11)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.24% 1.23% 1.28% 1.22% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 1.21%
g
1.22%
g
1.23%
h
1.27%
g
1.21%
g
1.16%
g
Net investment income (loss) .......... 0.65% 0.45% 0.37%
c
0.50% 0.23% (0.11)%
Supplemental data
Net assets, end of period (000’s) ........ $138,778 $144,717 $161,200 $94,015 $145,897 $184,613
Portfolio turnover rate ................ 9.47% 19.91% 31.98% 31.04% 7.04% 4.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.18 $33.21 $22.17 $29.80 $31.43 $36.85
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.22 0.22
c
0.20 0.16 0.08
Net realized and unrealized gains (losses) (1.04) (0.82) 12.36 (2.94) (0.02) (2.74)
Total from investment operations ........ (0.91) (0.60) 12.58 (2.74) 0.14 (2.66)
Less distributions from:
Net investment income .............. (0.18) (0.19) (0.20) (0.18) — (0.13)
Net realized gains ................. (1.54) (4.24) (1.34) (4.71) (1.77) (2.63)
Total distributions ................... (1.72) (4.43) (1.54) (4.89) (1.77) (2.76)
Net asset value, end of period .......... $25.55 $28.18 $33.21 $22.17 $29.80 $31.43
Total return
d
....................... (3.52)% (1.67)% 58.51% (11.80)% 0.97% (7.83)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.91% 0.91% 0.95% 0.89% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.88%
f
0.87%
f
0.88% 0.91%
f
0.86%
f
0.82%
f
Net investment income ............... 0.95% 0.79% 0.72%
c
0.86% 0.58% 0.23%
Supplemental data
Net assets, end of period (000’s) ........ $32,926 $25,570 $23,137 $12,299 $19,266 $21,070
Portfolio turnover rate ................ 9.47% 19.91% 31.98% 31.04% 7.04% 4.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $27.95 $32.96 $22.01 $29.62 $31.28 $36.67
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.19 0.19
c
0.17 0.15 0.05
Net realized and unrealized gains (losses) (1.04) (0.81) 12.28 (2.94) (0.04) (2.72)
Total from investment operations ........ (0.92) (0.62) 12.47 (2.77) 0.11 (2.67)
Less distributions from:
Net investment income .............. (0.16) (0.15) (0.18) (0.13) — (0.09)
Net realized gains ................. (1.54) (4.24) (1.34) (4.71) (1.77) (2.63)
Total distributions ................... (1.70) (4.39) (1.52) (4.84) (1.77) (2.72)
Net asset value, end of period .......... $25.33 $27.95 $32.96 $22.01 $29.62 $31.28
Total return
d
....................... (3.57)% (1.77)% 58.40% (11.95)% 0.87% (7.90)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.99% 0.98% 1.03% 0.97% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.96%
f
0.97%
f
0.98%
g
1.02%
f
0.96%
f
0.91%
f
Net investment income ............... 0.89% 0.69% 0.60%
c
0.73% 0.48% 0.14%
Supplemental data
Net assets, end of period (000’s) ........ $46,701 $44,877 $38,829 $22,429 $29,687 $53,329
Portfolio turnover rate ................ 9.47% 19.91% 31.98% 31.04% 7.04% 4.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin MicroCap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 2.0%
a
Ducommun, Inc. ...................................... United States 63,025 $ 3,151,250
Magellan Aerospace Corp. .............................. Canada 243,900 1,287,380
4,438,630
Banks 17.8%
American National Bankshares , Inc. ....................... United States 94,823 2,739,436
Arrow Financial Corp. .................................. United States 118,488 2,558,156
Bar Harbor Bankshares ................................. United States 121,700 3,018,160
First Business Financial Services, Inc. ...................... United States 130,500 3,744,045
First Internet Bancorp .................................. United States 113,400 1,668,114
a
First Western Financial, Inc. ............................. United States 110,706 1,966,139
Investar Holding Corp. ................................. United States 184,381 2,474,393
Northeast Bank ....................................... United States 101,675 3,746,724
Northrim BanCorp , Inc. ................................. United States 28,900 998,495
Orrstown Financial Services, Inc. ......................... United States 113,653 2,178,728
Peapack -Gladstone Financial Corp. ....................... United States 114,985 3,054,002
Peoples Financial Services Corp. ......................... United States 66,013 2,663,624
Premier Financial Corp. ................................. United States 127,500 2,117,775
Southern Missouri Bancorp, Inc. .......................... United States 76,800 2,786,304
Territorial Bancorp, Inc. ................................. United States 121,739 2,039,128
WesBanco , Inc. ....................................... United States 42,357 1,127,543
38,880,766
Biotechnology 2.5%
a
Anika Therapeutics, Inc. ................................ United States 123,992 3,181,635
a
Catalyst Pharmaceuticals, Inc. ........................... United States 85,100 1,354,792
a
Vanda Pharmaceuticals, Inc. ............................. United States 141,200 866,968
5,403,395
Commercial Services & Supplies 1.7%
a
Heritage-Crystal Clean, Inc. ............................. United States 106,300 3,716,248
Communications Equipment 1.6%
a
Digi International, Inc. .................................. United States 54,701 1,649,782
PCTEL, Inc. ......................................... United States 393,331 1,872,256
3,522,038
Construction & Engineering 4.3%
a
Matrix Service Co. ..................................... United States 607,019 2,889,410
a
Northwest Pipe Co. .................................... United States 65,700 1,809,378
a
Sterling Infrastructure, Inc. .............................. United States 127,451 4,705,491
9,404,279
Consumer Staples Distribution & Retail 1.3%
Village Super Market, Inc., A ............................. United States 130,416 2,854,806
Diversified REITs 3.2%
Alpine Income Property Trust, Inc. ......................... United States 193,121 3,105,386
CTO Realty Growth, Inc. ................................ United States 223,688 3,766,906
6,872,292
Diversified Telecommunication Services 0.5%
ATN International, Inc. .................................. United States 29,000 1,048,930
Electrical Equipment 4.1%
LSI Industries, Inc. .................................... United States 132,918 1,686,729
Powell Industries, Inc. .................................. United States 53,100 2,127,186

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Preformed Line Products Co. ............................ United States 41,350 $ 5,138,978
8,952,893
Electronic Equipment, Instruments & Components 2.9%
a
Daktronics, Inc. ....................................... United States 814,658 3,918,505
a
Kimball Electronics, Inc. ................................ United States 120,416 2,423,974
6,342,479
Energy Equipment & Services 4.4%
a
DMC Global, Inc. ..................................... United States 130,700 2,475,458
a
Helix Energy Solutions Group, Inc. ........................ United States 526,542 3,817,429
a
Oil States International, Inc. ............................. United States 461,490 3,248,890
9,541,777
Food Products 1.6%
Alico , Inc. ........................................... United States 144,723 3,409,674
Health Care Equipment & Supplies 5.4%
a
Orthofix Medical, Inc. .................................. United States 167,800 3,159,674
a
Semler Scientific, Inc. .................................. United States 76,300 2,142,504
a
UFP Technologies, Inc. ................................. United States 18,600 2,563,824
Utah Medical Products, Inc. .............................. United States 41,696 3,954,448
11,820,450
Health Care Technology 1.6%
a
CareCloud , Inc. ....................................... United States 346,708 1,133,735
a
Computer Programs and Systems, Inc. ..................... United States 92,333 2,389,578
3,523,313
Hotels, Restaurants & Leisure 4.4%
a
Century Casinos, Inc. .................................. United States 361,662 2,546,101
a
Chuy's Holdings, Inc. .................................. United States 97,300 3,393,824
Ruth's Hospitality Group, Inc. ............................ United States 225,600 3,645,696
9,585,621
Household Durables 1.3%
Hooker Furnishings Corp. ............................... United States 179,900 2,844,219
Independent Power and Renewable Electricity Producers 1.6%
Polaris Renewable Energy, Inc. ........................... Canada 354,200 3,493,365
Insurance 2.7%
Investors Title Co. ..................................... United States 3,595 534,864
Tiptree, Inc. .......................................... United States 183,518 2,527,043
United Fire Group, Inc. ................................. United States 106,157 2,855,623
5,917,530
Interactive Media & Services 1.4%
a
DHI Group, Inc. ....................................... United States 360,217 1,321,996
a
QuinStreet , Inc. ....................................... United States 163,900 1,820,929
3,142,925
IT Services 1.3%
Hackett Group, Inc. (The) ............................... United States 152,200 2,824,832
Machinery 10.5%
Alamo Group, Inc. ..................................... United States 18,100 3,198,813
a
Commercial Vehicle Group, Inc. .......................... United States 401,700 2,944,461

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
a
Graham Corp. ........................................ United States 236,446 $ 3,043,060
Hurco Cos., Inc. ...................................... United States 95,500 2,142,065
a
L B Foster Co., A ...................................... United States 297,265 3,323,423
Miller Industries, Inc. ................................... United States 151,000 4,922,600
Shyft Group, Inc. (The) ................................. United States 133,417 3,346,098
22,920,520
Media 1.6%
Entravision Communications Corp., A ...................... United States 572,199 3,576,244
Metals & Mining 1.4%
Haynes International, Inc. ............................... United States 64,177 3,016,961
Office REITs 0.5%
City Office REIT, Inc. ................................... United States 204,800 1,191,936
Oil, Gas & Consumable Fuels 1.8%
VAALCO Energy, Inc. .................................. United States 917,300 3,926,044
Paper & Forest Products 1.6%
Mercer International, Inc. ................................ Germany 366,300 3,564,099
Pharmaceuticals 2.5%
a
Harrow Health, Inc. .................................... United States 217,396 5,484,901
Professional Services 2.6%
Heidrick & Struggles International, Inc. ..................... United States 118,439 2,974,003
Resources Connection, Inc. ............................. United States 187,400 2,734,166
5,708,169
Semiconductors & Semiconductor Equipment 0.3%
a
AXT, Inc. ............................................ United States 254,300 678,981
Specialty Retail 2.7%
a
America's Car-Mart, Inc. ................................ United States 43,577 3,503,155
a
Children's Place, Inc. (The) .............................. United States 30,300 898,092
a
Genesco, Inc. ........................................ United States 40,504 1,403,869
5,805,116
Textiles, Apparel & Luxury Goods 4.5%
a
Delta Apparel, Inc. ..................................... United States 210,718 2,400,078
Rocky Brands, Inc. .................................... United States 127,817 3,734,813
a
Vera Bradley, Inc. ..................................... United States 698,125 3,658,175
9,793,066
Total Common Stocks (Cost $175,549,628) .....................................
213,206,499

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 5,192,133 $ 5,192,133
Total Money Market Funds (Cost $5,192,133) ...................................
5,192,133
Total Short Term Investments (Cost $5,192,133 ) .................................
5,192,133
a
Total Investments (Cost $180,741,761) 100.0% ..................................
$218,398,632
Other Assets, less Liabilities 0.0%
†
............................................
6,578
Net Assets 100.0% ...........................................................
$218,405,210
See Abbreviations on page 64 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.32 $40.20 $27.59 $34.61 $37.93 $41.08
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.37 0.43 1.14
c
0.52 0.45
Net realized and unrealized gains (losses) 0.71 (3.28) 13.37 (5.47) 1.13 (0.43)
Total from investment operations ........ 0.92 (2.91) 13.80 (4.33) 1.65 0.02
Less distributions from:
Net investment income .............. (0.33) (0.45) (1.19) (0.54) (0.46) (0.46)
Net realized gains ................. (1.08) (4.52) — (2.15) (4.51) (2.71)
Total distributions ................... (1.41) (4.97) (1.19) (2.69) (4.97) (3.17)
Net asset value, end of period .......... $31.83 $32.32 $40.20 $27.59 $34.61 $37.93
Total return
d
....................... 2.85% (8.06)% 51.14% (13.94)% 6.22% (0.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.91% 0.91% 0.95% 0.93% 0.91%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.89% 0.90% 0.91%
g
0.93% 0.89% 0.86%
Net investment income ............... 1.27% 1.07% 1.18% 3.94%
c
1.55% 1.13%
Supplemental data
Net assets, end of period (000’s) ........ $683,356 $688,933 $790,329 $538,538 $735,919 $772,976
Portfolio turnover rate ................ 31.54% 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.50 $38.15 $26.21 $32.97 $36.13 $39.27
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.11 0.15 0.93
c
0.26 0.15
Net realized and unrealized gains (losses) 0.67 (3.11) 12.72 (5.28) 1.09 (0.41)
Total from investment operations ........ 0.75 (3.00) 12.87 (4.35) 1.35 (0.26)
Less distributions from:
Net investment income .............. (0.05) (0.13) (0.93) (0.26) — (0.17)
Net realized gains ................. (1.08) (4.52) — (2.15) (4.51) (2.71)
Total distributions ................... (1.13) (4.65) (0.93) (2.41) (4.51) (2.88)
Net asset value, end of period .......... $30.12 $30.50 $38.15 $26.21 $32.97 $36.13
Total return
d
....................... 2.46% (8.77)% 50.06% (14.57)% 5.41% (0.91)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.66% 1.66% 1.70% 1.68% 1.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.64% 1.65% 1.66%
g
1.68% 1.64% 1.61%
Net investment income ............... 0.54% 0.32% 0.42% 3.36%
c
0.80% 0.38%
Supplemental data
Net assets, end of period (000’s) ........ $13,355 $15,412 $20,132 $15,881 $27,443 $33,854
Portfolio turnover rate ................ 31.54% 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.46 $40.34 $27.67 $34.70 $37.99 $41.10
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.28 0.34 1.11
c
0.44 0.35
Net realized and unrealized gains (losses) 0.72 (3.29) 13.44 (5.55) 1.14 (0.42)
Total from investment operations ........ 0.89 (3.01) 13.78 (4.44) 1.58 (0.07)
Less distributions from:
Net investment income .............. (0.25) (0.35) (1.11) (0.44) (0.36) (0.33)
Net realized gains ................. (1.08) (4.52) — (2.15) (4.51) (2.71)
Total distributions ................... (1.33) (4.87) (1.11) (2.59) (4.87) (3.04)
Net asset value, end of period .......... $32.02 $32.46 $40.34 $27.67 $34.70 $37.99
Total return
d
....................... 2.74% (8.32)% 50.87% (14.16)% 5.94% (0.39)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.16% 1.16% 1.20% 1.18% 1.16%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.14% 1.15% 1.16%
g
1.18% 1.14% 1.11%
Net investment income ............... 1.01% 0.82% 0.93% 3.80%
c
1.30% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $5,455 $5,419 $6,362 $4,465 $6,764 $7,280
Portfolio turnover rate ................ 31.54% 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $33.91 $41.93 $28.73 $35.93 $39.20 $42.38
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.51 0.59 1.27
c
0.67 0.61
Net realized and unrealized gains (losses) 0.75 (3.43) 13.91 (5.65) 1.18 (0.45)
Total from investment operations ........ 1.03 (2.92) 14.50 (4.38) 1.85 0.16
Less distributions from:
Net investment income .............. (0.45) (0.58) (1.30) (0.67) (0.61) (0.63)
Net realized gains ................. (1.08) (4.52) — (2.15) (4.51) (2.71)
Total distributions ................... (1.53) (5.10) (1.30) (2.82) (5.12) (3.34)
Net asset value, end of period .......... $33.41 $33.91 $41.93 $28.73 $35.93 $39.20
Total return
d
....................... 3.05% (7.76)% 51.74% (13.61)% 6.61% 0.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59% 0.61% 0.59% 0.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.55% 0.55% 0.55% 0.55% 0.52% 0.50%
Net investment income ............... 1.62% 1.42% 1.54% 4.24%
c
1.92% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $35,883 $36,512 $39,290 $27,952 $36,398 $36,580
Portfolio turnover rate ................ 31.54% 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $34.02 $42.04 $28.80 $36.01 $39.26 $42.39
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.48 0.55 1.28
c
0.63 0.57
Net realized and unrealized gains (losses) 0.74 (3.44) 13.95 (5.72) 1.19 (0.46)
Total from investment operations ........ 1.00 (2.96) 14.50 (4.44) 1.82 0.11
Less distributions from:
Net investment income .............. (0.41) (0.54) (1.26) (0.62) (0.56) (0.53)
Net realized gains ................. (1.08) (4.52) — (2.15) (4.51) (2.71)
Total distributions ................... (1.49) (5.06) (1.26) (2.77) (5.07) (3.24)
Net asset value, end of period .......... $33.53 $34.02 $42.04 $28.80 $36.01 $39.26
Total return
d
....................... 2.99% (7.86)% 51.57% (13.71)% 6.48% 0.07%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.66% 0.66% 0.70% 0.68% 0.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.64% 0.65% 0.66%
g
0.68% 0.64% 0.61%
Net investment income ............... 1.52% 1.32% 1.43% 4.22%
c
1.80% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $46,548 $46,625 $56,787 $34,029 $47,427 $48,616
Portfolio turnover rate ................ 31.54% 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.0%
Aerospace & Defense 4.0%
Airbus SE ........................................... France 45,779 $ 6,411,227
a
Babcock International Group plc .......................... United Kingdom 2,830,391 11,314,216
Melrose Industries plc .................................. United Kingdom 1,456,657 7,503,376
Moog, Inc., A ......................................... United States 65,267 5,881,209
31,110,028
Automobile Components 2.5%
a
Dowlais Group plc ..................................... United Kingdom 2,298,418 3,830,200
Lear Corp. .......................................... United States 123,183 15,725,542
19,555,742
Banks 4.1%
Citizens Financial Group, Inc. ............................ United States 540,743 16,730,588
PNC Financial Services Group, Inc. (The) ................... United States 117,902 15,356,736
32,087,324
Broadline Retail 2.1%
eBay, Inc. ........................................... United States 361,656 16,791,688
Building Products 1.3%
Johnson Controls International plc ......................... United States 172,553 10,325,571
Chemicals 4.4%
Ashland, Inc. ......................................... United States 103,709 10,537,872
Avient Corp. ......................................... United States 310,196 11,945,648
Huntsman Corp. ...................................... United States 444,851 11,917,558
34,401,078
Commercial Services & Supplies 1.6%
a
Stericycle, Inc. ....................................... United States 276,424 12,618,756
Construction & Engineering 1.8%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 312,872 14,204,389
Consumer Finance 1.3%
Capital One Financial Corp. ............................. United States 106,915 10,402,829
Containers & Packaging 1.4%
International Paper Co. ................................. United States 335,833 11,119,431
Electric Utilities 5.4%
Entergy Corp. ........................................ United States 163,829 17,624,724
Evergy, Inc. .......................................... United States 142,270 8,836,389
PPL Corp. ........................................... United States 548,282 15,746,659
42,207,772
Electrical Equipment 1.4%
Regal Rexnord Corp. .................................. United States 83,157 10,823,715
Electronic Equipment, Instruments & Components 2.3%
a
Flex Ltd. ............................................ United States 859,095 17,671,584
Energy Equipment & Services 3.5%
Baker Hughes Co. ..................................... United States 428,565 12,531,241
Schlumberger NV ..................................... United States 307,061 15,153,460
27,684,701
Financial Services 4.4%
a
Fiserv, Inc. .......................................... United States 63,864 7,799,072
Global Payments, Inc. .................................. United States 84,158 9,485,448

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Voya Financial, Inc. .................................... United States 225,378 $ 17,236,909
34,521,429
Food Products 3.5%
Kraft Heinz Co. (The) .................................. United States 696,129 27,336,986
Health Care Equipment & Supplies 0.7%
a
Envista Holdings Corp. ................................. United States 143,610 5,527,549
Health Care Providers & Services 5.1%
AmerisourceBergen Corp. ............................... United States 100,482 16,765,422
CVS Health Corp. ..................................... United States 53,033 3,887,849
Elevance Health, Inc. .................................. United States 17,726 8,307,290
Fresenius SE & Co. KGaA ............................... Germany 388,801 11,266,134
40,226,695
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 160,628 17,640,167
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The) ...................................... United States 471,118 11,146,652
Insurance 5.1%
Everest Re Group Ltd. ................................. United States 30,323 11,462,094
Hartford Financial Services Group, Inc. (The) ................ United States 189,187 13,430,385
Willis Towers Watson plc ................................ United States 65,106 15,078,550
39,971,029
Machinery 1.8%
Parker-Hannifin Corp. .................................. United States 43,460 14,119,285
Media 1.8%
a
Liberty Broadband Corp., C .............................. United States 169,505 14,370,634
Metals & Mining 1.2%
Alcoa Corp. .......................................... United States 250,479 9,302,790
Office REITs 0.9%
Vornado Realty Trust ................................... United States 446,197 6,697,417
Oil, Gas & Consumable Fuels 2.3%
Williams Cos., Inc. (The) ................................ United States 591,696 17,904,721
Personal Care Products 1.6%
Haleon plc .......................................... United States 2,837,406 12,475,219
Pharmaceuticals 1.5%
GSK plc ............................................ United States 668,106 12,048,066
Professional Services 5.8%
ICF International, Inc. .................................. United States 102,339 11,666,646
KBR, Inc. ........................................... United States 320,866 18,202,728
SS&C Technologies Holdings, Inc. ......................... United States 270,012 15,806,503
45,675,877
Real Estate Management & Development 3.4%
a
CBRE Group, Inc., A ................................... United States 276,785 21,218,338
a
Cushman & Wakefield plc ............................... United States 579,456 5,707,642
26,925,980
Retail REITs 2.3%
Brixmor Property Group, Inc. ............................. United States 832,510 17,757,438

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 1.2%
a
Onto Innovation, Inc. ................................... United States 114,154 $ 9,244,191
Software 2.0%
Gen Digital, Inc. ...................................... United States 900,371 15,909,555
Specialty Retail 1.4%
Dick's Sporting Goods, Inc. .............................. United States 74,456 10,796,864
Textiles, Apparel & Luxury Goods 2.1%
Tapestry, Inc. ........................................ United States 401,339 16,378,645
Trading Companies & Distributors 3.2%
a
AerCap Holdings NV ................................... Ireland 115,842 6,528,855
Ferguson plc ......................................... United States 28,777 4,052,377
a
Univar Solutions, Inc. .................................. United States 410,761 14,582,016
25,163,248
Total Common Stocks (Cost $634,027,638) .....................................
722,145,045
Short Term Investments 8.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 8.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 65,477,823 65,477,823
Total Money Market Funds (Cost $65,477,823) ..................................
65,477,823
Total Short Term Investments (Cost $65,477,823 ) ................................
65,477,823
a
Total Investments (Cost $699,505,461) 100.3% ..................................
$787,622,868
Other Assets, less Liabilities (0.3)% ...........................................
(3,026,988)
Net Assets 100.0% ...........................................................
$784,595,880
See Abbreviations on page 64 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $51.18 $61.24 $41.84 $49.48 $52.59 $59.07
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.25 0.47
c
0.45 0.51
d
0.39
e
Net realized and unrealized gains (losses) (0.02) (4.60) 20.03 (5.01) 4.00 (1.95)
Total from investment operations ........ 0.14 (4.35) 20.50 (4.56) 4.51 (1.56)
Less distributions from:
Net investment income .............. (0.20) (0.34) (0.35) (0.58) (0.44) (0.42)
Net realized gains ................. (1.40) (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ................... (1.60) (5.71) (1.10) (3.08) (7.62) (4.92)
Net asset value, end of period .......... $49.72 $51.18 $61.24 $41.84 $49.48 $52.59
Total return
f
........................ 0.29% (7.83)% 49.59% (10.04)% 11.35% (3.04)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.98% 1.00% 1.08% 1.06% 1.05%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.98%
h
1.00%
h
1.07%
i
1.05%
i
1.03%
i
Net investment income ............... 0.63% 0.46% 0.81%
c
1.08% 1.10%
d
0.69%
e
Supplemental data
Net assets, end of period (000’s) ........ $1,209,217 $1,268,890 $1,577,561 $1,123,039 $1,334,235 $1,366,866
Portfolio turnover rate ................ 33.48% 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.52%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $42.88 $52.25 $35.87 $42.84 $46.45 $52.75
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) (0.13) 0.02
c
0.12 0.15
d
(0.02)
e
Net realized and unrealized gains (losses) (0.01) (3.87) 17.20 (4.33) 3.42 (1.72)
Total from investment operations ........ (0.04) (4.00) 17.22 (4.21) 3.57 (1.74)
Less distributions from:
Net investment income .............. — — (0.09) (0.26) — (0.06)
Net realized gains ................. (1.40) (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ................... (1.40) (5.37) (0.84) (2.76) (7.18) (4.56)
Net asset value, end of period .......... $41.44 $42.88 $52.25 $35.87 $42.84 $46.45
Total return
f
........................ (0.09)% (8.51)% 48.51% (10.73)% 10.52% (3.77)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.73% 1.73% 1.75% 1.83% 1.81% 1.80%
Expenses net of waiver and payments by
affiliates .......................... 1.72% 1.73%
h
1.75%
h
1.82%
i
1.80%
i
1.78%
i
Net investment income (loss) .......... (0.12)% (0.29)% 0.05%
c
0.34% 0.35%
d
(0.06)%
e
Supplemental data
Net assets, end of period (000’s) ........ $59,806 $68,960 $99,994 $77,586 $111,639 $138,188
Portfolio turnover rate ................ 33.48% 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.23)%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $50.46 $60.43 $41.31 $48.88 $51.98 $58.37
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.11 0.32
c
0.35 0.40
d
0.25
e
Net realized and unrealized gains (losses) (0.01) (4.53) 19.79 (4.97) 3.94 (1.93)
Total from investment operations ........ 0.08 (4.42) 20.11 (4.62) 4.34 (1.68)
Less distributions from:
Net investment income .............. (0.08) (0.18) (0.24) (0.45) (0.26) (0.21)
Net realized gains ................. (1.40) (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ................... (1.48) (5.55) (0.99) (2.95) (7.44) (4.71)
Net asset value, end of period .......... $49.06 $50.46 $60.43 $41.31 $48.88 $51.98
Total return
f
........................ 0.16% (8.05)% 49.22% (10.27)% 11.06% (3.28)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.23% 1.25% 1.33% 1.31% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.23%
h
1.25%
h
1.32%
i
1.30%
i
1.28%
i
Net investment income ............... 0.37% 0.21% 0.56%
c
0.84% 0.85%
d
0.44%
e
Supplemental data
Net assets, end of period (000’s) ........ $116,240 $119,060 $150,288 $106,201 $143,634 $158,678
Portfolio turnover rate ................ 33.48% 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.27%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $54.68 $65.05 $44.37 $52.29 $55.17 $61.71
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.48 0.71
c
0.65 0.75
d
0.66
e
Net realized and unrealized gains (losses) (0.03) (4.89) 21.27 (5.27) 4.23 (2.05)
Total from investment operations ........ 0.25 (4.41) 21.98 (4.62) 4.98 (1.39)
Less distributions from:
Net investment income .............. (0.41) (0.59) (0.55) (0.80) (0.68) (0.65)
Net realized gains ................. (1.40) (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ................... (1.81) (5.96) (1.30) (3.30) (7.86) (5.15)
Net asset value, end of period .......... $53.12 $54.68 $65.05 $44.37 $52.29 $55.17
Total return
f
........................ 0.48% (7.46)% 50.21% (9.65)% 11.82% (2.63)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.62% 0.62% 0.68% 0.66% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59% 0.64%
h
0.61%
h
0.60%
h
Net investment income ............... 1.01% 0.84% 1.15%
c
1.47% 1.54%
d
1.12%
e
Supplemental data
Net assets, end of period (000’s) ........ $1,256,793 $1,248,367 $1,336,020 $510,946 $362,397 $270,426
Portfolio turnover rate ................ 33.48% 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.95%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $54.76 $65.13 $44.44 $52.36 $55.19 $61.66
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.41 0.63
c
0.58 0.67
d
0.56
e
Net realized and unrealized gains (losses) (0.03) (4.91) 21.30 (5.29) 4.24 (2.06)
Total from investment operations ........ 0.21 (4.50) 21.93 (4.71) 4.91 (1.50)
Less distributions from:
Net investment income .............. (0.33) (0.50) (0.49) (0.71) (0.56) (0.47)
Net realized gains ................. (1.40) (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ................... (1.73) (5.87) (1.24) (3.21) (7.74) (4.97)
Net asset value, end of period .......... $53.24 $54.76 $65.13 $44.44 $52.36 $55.19
Total return
f
........................ 0.40% (7.59)% 49.98% (9.81)% 11.61% (2.81)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.73% 0.75% 0.83% 0.81% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.72% 0.73%
h
0.75%
h
0.82%
i
0.80%
i
0.78%
i
Net investment income ............... 0.88% 0.71% 1.01%
c
1.30% 1.35%
d
0.94%
e
Supplemental data
Net assets, end of period (000’s) ........ $1,333,904 $1,406,507 $1,687,270 $646,240 $522,329 $544,792
Portfolio turnover rate ................ 33.48% 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.77%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Aerospace & Defense 1.6%
QinetiQ Group plc ..................................... United Kingdom 9,843,772 $ 45,995,781
Senior plc ........................................... United Kingdom 9,311,309 19,238,068
65,233,849
Automobile Components 2.1%
a
Adient plc ........................................... United States 1,487,284 54,940,271
LCI Industries ........................................ United States 249,235 28,153,586
83,093,857
Banks 11.1%
Atlantic Union Bankshares Corp. .......................... United States 604,750 17,307,945
b
Camden National Corp. ................................. United States 748,575 23,916,971
Columbia Banking System, Inc. ........................... United States 3,518,260 75,150,034
First Bancorp ........................................ United States 394,375 12,138,863
First Interstate BancSystem, Inc., A ........................ United States 2,452,037 62,747,627
German American Bancorp, Inc. .......................... United States 682,332 19,835,391
Peoples Bancorp, Inc. .................................. United States 1,092,506 28,470,707
Seacoast Banking Corp. of Florida ........................ United States 573,016 12,715,225
SouthState Corp. ..................................... United States 1,372,934 94,704,987
TriCo Bancshares ..................................... United States 910,409 32,601,746
WSFS Financial Corp. .................................. United States 1,746,018 61,407,453
440,996,949
Building Products 5.4%
Insteel Industries, Inc. .................................. United States 194,926 5,366,313
a
Masonite International Corp. ............................. United States 671,388 61,371,577
UFP Industries, Inc. .................................... United States 1,482,092 116,373,864
Zurn Elkay Water Solutions Corp. ......................... United States 1,455,691 31,370,141
214,481,895
Chemicals 4.7%
Ashland, Inc. ......................................... United States 201,814 20,506,321
Avient Corp. ......................................... United States 922,204 35,514,076
a,b
Elementis plc ........................................ United Kingdom 39,868,704 62,931,872
Minerals Technologies, Inc. .............................. United States 625,218 37,050,419
Tronox Holdings plc ................................... United States 2,212,544 30,289,727
186,292,415
Commercial Services & Supplies 1.2%
Ritchie Bros Auctioneers, Inc. ............................ Canada 837,871 47,917,843
Communications Equipment 1.7%
a
Clearfield, Inc. ........................................ United States 445,491 19,459,047
a
NetScout Systems, Inc. ................................. United States 1,809,326 49,231,760
68,690,807
Construction & Engineering 2.4%
Primoris Services Corp. ................................. United States 1,751,652 44,316,796
Stantec, Inc. ......................................... Canada 827,121 49,727,399
a
WillScot Mobile Mini Holdings Corp. ....................... United States 46,701 2,120,225
96,164,420
Construction Materials 1.0%
a
Summit Materials, Inc., A ................................ United States 1,466,637 40,200,520
Consumer Finance 0.5%
Bread Financial Holdings, Inc. ............................ United States 658,859 18,184,508

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs 1.1%
Alexander & Baldwin, Inc. ............................... United States 2,309,466 $ 44,411,031
Electric Utilities 1.0%
IDACORP, Inc. ....................................... United States 370,526 41,172,849
Electrical Equipment 1.4%
Regal Rexnord Corp. .................................. United States 437,574 56,954,632
Electronic Equipment, Instruments & Components 4.7%
Benchmark Electronics, Inc. ............................. United States 1,597,302 34,102,398
a
Coherent Corp. ....................................... United States 2,364,967 80,739,973
CTS Corp. .......................................... United States 47,225 1,851,692
a
Knowles Corp. ....................................... United States 4,061,388 68,556,230
185,250,293
Energy Equipment & Services 1.9%
Hunting plc .......................................... United Kingdom 5,894,092 17,333,316
a
TechnipFMC plc ...................................... United Kingdom 4,159,753 56,947,019
74,280,335
Food Products 4.5%
Glanbia plc .......................................... Ireland 7,917,096 120,074,316
Maple Leaf Foods, Inc. ................................. Canada 2,943,831 60,328,324
180,402,640
Ground Transportation 0.3%
a
Saia, Inc. ........................................... United States 39,257 11,689,557
Health Care Equipment & Supplies 4.7%
a
Envista Holdings Corp. ................................. United States 2,378,952 91,565,863
a
Integer Holdings Corp. ................................. United States 1,181,218 97,273,302
188,839,165
Hotel & Resort REITs 1.7%
Sunstone Hotel Investors, Inc. ............................ United States 7,127,295 67,923,121
Hotels, Restaurants & Leisure 6.4%
Boyd Gaming Corp. ................................... United States 274,124 19,024,205
a,b
Brinker International, Inc. ............................... United States 2,380,477 95,028,642
a
Dalata Hotel Group plc ................................. Ireland 7,114,641 35,764,027
a
Denny's Corp. ........................................ United States 900,447 10,094,011
a
Hilton Grand Vacations, Inc. ............................. United States 1,104,478 47,271,658
Jack in the Box, Inc. ................................... United States 527,781 48,920,021
256,102,564
Household Durables 0.9%
Century Communities, Inc. .............................. United States 140,017 9,428,745
a
M/I Homes, Inc. ....................................... United States 226,369 15,311,599
Meritage Homes Corp. ................................. United States 58,743 7,522,041
a
Taylor Morrison Home Corp. ............................. United States 60,491 2,606,557
34,868,942
Industrial REITs 0.8%
STAG Industrial, Inc. ................................... United States 988,732 33,488,353
Insurance 5.8%
CNO Financial Group, Inc. .............................. United States 2,032,310 45,605,036
Hanover Insurance Group, Inc. (The) ....................... United States 916,187 109,539,318
Horace Mann Educators Corp. ........................... United States 1,732,361 54,188,252

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Selective Insurance Group, Inc. ........................... United States 223,306 $ 21,511,067
230,843,673
Leisure Products 1.3%
Brunswick Corp. ...................................... United States 586,768 49,752,059
Machinery 1.4%
Columbus McKinnon Corp. .............................. United States 1,322,893 45,917,616
REV Group, Inc. ...................................... United States 656,097 7,039,921
Timken Co. (The) ..................................... United States 25,937 1,993,258
54,950,795
Metals & Mining 3.8%
Alcoa Corp. .......................................... United States 526,852 19,567,283
a
Arconic Corp. ........................................ United States 3,702,167 91,628,633
Commercial Metals Co. ................................. United States 445,963 20,822,013
Ryerson Holding Corp. ................................. United States 495,568 18,717,603
150,735,532
Multi-Utilities 0.9%
Black Hills Corp. ...................................... United States 539,257 35,208,090
Office REITs 0.4%
Highwoods Properties, Inc. .............................. United States 729,944 16,730,316
Oil, Gas & Consumable Fuels 6.5%
Crescent Point Energy Corp. ............................. Canada 20,463,392 151,368,070
a,b
Green Plains, Inc. ..................................... United States 3,115,868 106,469,210
257,837,280
Professional Services 0.6%
ICF International, Inc. .................................. United States 201,823 23,007,822
Real Estate Management & Development 0.1%
a
Cushman & Wakefield plc ............................... United States 214,511 2,112,933
Semiconductors & Semiconductor Equipment 2.7%
a
Cohu, Inc. ........................................... United States 1,577,025 53,366,526
a
Onto Innovation, Inc. ................................... United States 691,312 55,982,446
109,348,972
Software 3.9%
a,b
ACI Worldwide, Inc. .................................... United States 6,068,510 153,715,358
Specialty Retail 0.8%
a,b
Children's Place, Inc. (The) .............................. United States 885,230 26,238,217
Group 1 Automotive, Inc. ................................ United States 24,149 5,420,968
31,659,185
Textiles, Apparel & Luxury Goods 2.4%
a
Capri Holdings Ltd. .................................... United States 624,980 25,936,670
Carter's, Inc. ......................................... United States 673,025 46,956,954
Dr. Martens plc ....................................... United Kingdom 10,101,327 21,060,183
93,953,807
Trading Companies & Distributors 3.8%
Herc Holdings, Inc. .................................... United States 577,956 57,807,159

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
McGrath RentCorp .................................... United States 1,027,832 $ 91,353,708
149,160,867
Total Common Stocks (Cost $3,559,516,140) ....................................
3,795,657,234
Short Term Investments 4.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 193,221,030 193,221,030
Total Money Market Funds (Cost $193,221,030) .................................
193,221,030
Total Short Term Investments (Cost $193,221,030 ) ...............................
193,221,030
a
Total Investments (Cost $3,752,737,170) 100.4% ................................
$3,988,878,264
Other Assets, less Liabilities (0.4)% ...........................................
(12,917,821)
Net Assets 100.0% ...........................................................
$3,975,960,443
See Abbreviations on page 64 .
a
Non-income producing.
b
See Note 7 regarding holdings of 5% voting securities.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $175,549, 628 $634,027,638 $3,059,663,508
Cost - Non-controlled affiliates (Note 3 f and 7 ) .................. 5,192,133 65,477,823 693,073,662
Value - Unaffiliated issuers ................................ $213,206,499 $722,145,045 $3,327,356,964
Value - Non-controlled affiliates (Note 3 f and 7 ) ................. 5,192,133 65,477,823 661,521,300
Cash .................................................. 12,588 45,453 343,907
Foreign currency, at value (cost $–, $86,866 and $68 , respectively) ... — 86,834 68
Receivables:
Investment securities sold ................................. — 2,657,533 13,335,699
Capital shares sold ...................................... 367,280 371,721 3,349,207
Dividends ............................................. 4,899 423,905 2,505,947
Total assets ........................................ 218,783,399 791,208,314 4,008,413,092
Liabilities:
Payables:
Investment securities purchased ............................ — 4,597,769 17,286,218
Capital shares redeemed ................................. 105,574 1,180,026 11,257,008
Management fees ....................................... 136,952 291,022 1,756,040
Distribution fees ........................................ 29,326 152,936 350,351
Transfer agent fees ...................................... 46,051 252,120 1,625,538
Professional fees ....................................... 47,070 55,391 43,428
Trustees' fees and expenses ............................... 101 85 132
Accrued expenses and other liabilities ......................... 13,115 83,085 133,934
Total liabilities ....................................... 378,189 6,612,434 32,452,649
Net assets, at value ............................... $218,405,210 $784,595,880 $3,975,960,443
Net assets consist of:
Paid-in capital ........................................... $170,129,885 $700,363,519 $3,663,034,102
Total distributable earnings (losses) ........................... 48,275,325 84,232,361 312,926,341
Net assets, at value ............................... $218,405,210 $784,595,880 $3,975,960,443

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $138,777,691 $683,355,566 $1,209,216,938
Shares outstanding ...................................... 5,549,297 21,467,218 24,319,814
Net asset value per share
a
................................ $25.01 $31.83 $49.72
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $26.47 $33.68 $52.61
Class C:
Net assets, at value ..................................... $— $13,354,963 $59,805,756
Shares outstanding ...................................... — 443,322 1,443,219
Net asset value and maximum offering price per share
a
........... $— $30.12 $41.44
Class R:
Net assets, at value ..................................... $— $5,455,089 $116,240,423
Shares outstanding ...................................... — 170,355 2,369,527
Net asset value and maximum offering price per share ........... $— $32.02 $49.06
Class R6:
Net assets, at value ..................................... $32,926,266 $35,882,521 $1,256,793,031
Shares outstanding ...................................... 1,288,564 1,074,147 23,659,914
Net asset value and maximum offering price per share ........... $25.55 $33.41 $53.12
Advisor Class:
Net assets, at value ..................................... $46,701,253 $46,547,741 $1,333,904,295
Shares outstanding ...................................... 1,843,355 1,388,055 25,054,305
Net asset value and maximum offering price per share ........... $25.33 $33.53 $53.24
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $14,317, $24,622 and $622,491, respectively)
Unaffiliated issuers ...................................... $1,892,812 $7,753,807 $28,133,691
Non-controlled affiliates (Note 3 f and 7 ) ....................... 223,753 990,519 4,893,127
Total investment income ................................. 2,116,565 8,744,326 33,026,818
Expenses:
Management fees (Note 3 a ) ................................. 856,311 1,941,191 11,264,928
Distribution fees: (Note 3c )
Class A .............................................. 186,099 877,802 1,588,932
Class C .............................................. — 74,065 334,651
Class R .............................................. — 13,908 302,949
Transfer agent fees: (Note 3e )
Class A .............................................. 86,515 441,658 1,046,114
Class C .............................................. — 9,335 55,174
Class R .............................................. — 3,500 99,720
Class R6 ............................................. 7,241 10,008 268,872
Advisor Class .......................................... 28,421 30,186 1,147,737
Custodian fees (Note 4 ) .................................... 815 3,537 33,725
Reports to shareholders fees ................................ 6,883 37,051 132,173
Registration and filing fees .................................. 44,497 85,778 130,070
Professional fees ......................................... 62,500 73,980 62,233
Trustees' fees and expenses ................................ 11,147 26,325 115,655
Other .................................................. 4,371 12,310 36,843
Total expenses ....................................... 1,294,800 3,640,634 16,619,776
Expense reductions (Note 4 ) ............................. (21) (130) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (24,852) (94,815) (306,972)
Net expenses ....................................... 1,269,927 3,545,689 16,312,804
Net investment income .............................. 846,638 5,198,637 16,714,014
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 9,816,630 (2,919,861) 129,336,791
Non-controlled affiliates (Note 3 f and 7 ) ..................... — — (33,684,019)
Foreign currency transactions .............................. (2,161) 48,038 (27,556)
Net realized gain (loss) ................................ 9,814,469 (2,871,823) 95,625,216
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (19,800,921) 20,369,072 (161,494,000)
Non-controlled affiliates (Note 3 f and 7 ) ..................... — — 66,816,138
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 8 43,116
Net change in unrealized appreciation (depreciation) .......... (19,800,921) 20,369,080 (94,634,746)
Net realized and unrealized gain (loss) .......................... (9,986,452) 17,497,257 990,470
Net increase (decrease) in net assets resulting from operations ........ $(9,139,814) $22,695,894 $17,704,484

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin MicroCap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $846,638 $1,101,782 $5,198,637 $9,268,555
Net realized gain (loss) ............ 9,814,469 13,519,892 (2,871,823) 32,462,404
Net change in unrealized appreciation
(depreciation) ................. (19,800,921) (19,159,042) 20,369,080 (116,245,965)
Net increase (decrease) in net
assets resulting from operations . (9,139,814) (4,537,368) 22,695,894 (74,515,006)
Distributions to shareholders:
Class A ........................ (8,541,841) (21,286,656) (29,741,114) (96,583,319)
Class C ........................ — — (544,896) (2,428,978)
Class R ........................ — — (222,649) (760,276)
Class R6 ....................... (1,655,076) (3,35 8,927) (1,629,920) (4,793,006)
Advisor Class ................... (2,737,837) (5,166,227) (2,058,722) (6,492,610)
Total distributions to shareholders ..... (12,934,754) (29,811,810) (34,197,301) (111,058,189)
Capital share transactions: (Note 2 )
Class A ........................ 7,966,017 8,510,330 4,471,615 59,910,867
Class C ........................ — — (1,910,800) (532,442)
Class R ........................ — — 100,595 305,628
Class R6 ....................... 10,629,150 6,135,424 (154,295) 5,072,393
Advisor Class ................... 6,721,176 11,699,630 688,793 819,051
Total capital share transactions ....... 25,316,343 26,345,384 3,195,908 65,575,497
Net increase (decrease) in net
assets ..................... 3,241,775 (8,003,794) (8,305,499) (119,997,698)
Net assets:
Beginning of period ................ 215,163,435 223,167,229 792,901,379 912,899,077
End of period ..................... $218,405,210 $215,163,435 $784,595,880 $792,901,379

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Small Cap Value Fund
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,714,014 $27,714,095
Net realized gain (loss) ................................................. 95,625,216 126,095,925
Net change in unrealized appreciation (depreciation) ........................... (94,634,746) (503,752,410)
Net increase (decrease) in net assets resulting from operations ................ 17,704,484 (349,942,390)
Distributions to shareholders:
Class A ............................................................. (39,189,566) (144,535,579)
Class C ............................................................. (2,197,068) (9,999,178)
Class R ............................................................. (3,524,991) (13,461,304)
Class R6 ............................................................ (41,658,770) (123,172,938)
Advisor Class ........................................................ (43,515,807) (150,020,873)
Total distributions to shareholders .......................................... (130,086,202) (441,189,872)
Capital share transactions: (Note 2 )
Class A ............................................................. (25,886,590) (45,290,914)
Class C ............................................................. (7,099,075) (13,371,033)
Class R ............................................................. 390,824 (6,656,943)
Class R6 ............................................................ 45,084,867 134,520,650
Advisor Class ........................................................ (35,931,958) (17,417,388)
Total capital share transactions ............................................ (23,441,932) 51,784,372
Net increase (decrease) in net assets ................................... (135,823,650) (739,347,890)
Net assets:
Beginning of period ..................................................... 4,111,784,093 4,851,131,983
End of period .......................................................... $3,975,960,443 $4,111,784,093

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
Class A, Class C, Class R , Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
a
Franklin Small Cap Value Fund
b
a
Effective June 1, 2022, Franklin Mutual U.S. Value Fund was renamed Franklin
Mutual U.S. Mid Cap Value Fund.
b
Effective May 27, 2021, Franklin Small Cap Value Fund was closed to new investors with limited exceptions.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2023
Shares sold
a
................................... 504,111 $13,759,878 1,345,821 $44,135,823
Shares issued in reinvestment of distributions .......... 316,722 8,336,842 880,190 28,029,635
Shares redeemed ............................... (520,311) (14,130,703) (2,073,989) (67,693,843)
Net increase (decrease) .......................... 300,522 $7,966,017 152,022 $4,471,615
Year ended October 31, 2022
Shares sold
a
................................... 719,382 $19,904,740 3,833,315 $132,100,439
Shares issued in reinvestment of distributions .......... 759,014 20,759,034 2,574,503 89,386,752
Shares redeemed ............................... (1,178,090) (32,153,444) (4,754,830) (161,576,324)
Net increase (decrease) .......................... 300,306 $8,510,330 1,652,988 $59,910,867
Class C
Class C Shares:
Six Months ended April 30, 2023
Shares sold ................................... — $— 35,256 $1,098,203
Shares issued in reinvestment of distributions .......... — — 18,066 543,939
Shares redeemed
a
.............................. — — (115,304) (3,552,942)
Net increase (decrease) .......................... — $— (61,982) $(1,910,800)
Year ended October 31, 2022
Shares sold ................................... — $— 137,768 $4,615,640
Shares issued in reinvestment of distributions .......... — — 73,166 2,413,008
Shares redeemed
a
.............................. — — (233,366) (7,561,090)
Net increase (decrease) .......................... — $— (22,432) $(532,442)
Class R
Class R Shares:
Six Months ended April 30, 2023
Shares sold ................................... — $— 11,069 $365,445
Shares issued in reinvestment of distributions .......... — — 6,950 222,649
Shares redeemed ............................... — — (14,590) (487,499)
Net increase (decrease) .......................... — $— 3,429 $100,595
Year ended October 31, 2022
Shares sold ................................... — $— 19,913 $686,271
Shares issued in reinvestment of distributions .......... — — 21,753 760,276
Shares redeemed ............................... — — (32,449) (1,140,919)
Net increase (decrease) .......................... — $— 9,217 $305,628
Class R6

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2023
Shares sold ................................... 463,867 $12,933,059 103,196 $3,522,309
Shares issued in reinvestment of distributions .......... 16,894 455,015 48,606 1,623,689
Shares redeemed ............................... (99,425) (2,758,924) (154,325) (5,300,293)
Net increase (decrease) .......................... 381,336 $10,629,150 (2,523) $(154,295)
Year ended October 31, 2022
Shares sold ................................... 443,820 $12,691,780 242,203 $8,742,484
Shares issued in reinvestment of distributions .......... 19,499 543,425 131,944 4,792,208
Shares redeemed ............................... (252,888) (7,099,781) (234,577) (8,462,299)
Net increase (decrease) .......................... 210,431 $6,135,424 139,570 $5,072,393
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2023
Shares sold ................................... 449,366 $12,520,019 134,175 $4,697,756
Shares issued in reinvestment of distributions .......... 100,780 2,690,820 60,145 2,016,897
Shares redeemed ............................... (312,598) (8,489,663) (176,968) (6,025,860)
Net increase (decrease) .......................... 237,548 $6,721,176 17,352 $688,793
Year ended October 31, 2022
Shares sold ................................... 569,364 $15,566,231 340,359 $12,456,001
Shares issued in reinvestment of distributions .......... 183,267 5,069,161 174,964 6,379,178
Shares redeemed ............................... (325,010) (8,935,762) (495,504) (18,016,128)
Net increase (decrease) .......................... 427,621 $11,699,630 19,819 $819,051
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2023
Shares sold
a
................................... 791,745 $40,829,608
Shares issued in reinvestment of distributions .......... 753,089 37,408,743
Shares redeemed ............................... (2,017,331) (104,124,941)
Net increase (decrease) .......................... (472,497) $(25,886,590)
Year ended October 31, 2022
Shares sold
a
................................... 1,893,858 $102,272,555
Shares issued in reinvestment of distributions .......... 2,484,880 137,836,298
Shares redeemed ............................... (5,348,480) (285,399,767)
Net increase (decrease) .......................... (969,742) $(45,290,914)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Six Months ended April 30, 2023
Shares sold ................................... 69,485 $3,034,975
Shares issued in reinvestment of distributions .......... 50,791 2,103,768
Shares redeemed
a
.............................. (285,374) (12,237,818)
Net increase (decrease) .......................... (165,098) $(7,099,075)
Year ended October 31, 2022
Shares sold ................................... 117,738 $5,358,331
Shares issued in reinvestment of distributions .......... 202,027 9,450,847
Shares redeemed
a
.............................. (625,299) (28,180,211)
Net increase (decrease) .......................... (305,534) $(13,371,033)
Class R
Class R Shares:
Six Months ended April 30, 2023
Shares sold ................................... 230,577 $11,855,892
Shares issued in reinvestment of distributions .......... 71,808 3,518,304
Shares redeemed ............................... (292,489) (14,983,372)
Net increase (decrease) .......................... 9,896 $390,824
Year ended October 31, 2022
Shares sold ................................... 377,026 $20,099,136
Shares issued in reinvestment of distributions .......... 244,996 13,425,803
Shares redeemed ............................... (749,330) (40,181,882)
Net increase (decrease) .......................... (127,308) $(6,656,943)
Class R6
Class R6 Shares:
Six Months ended April 30, 2023
Shares sold ................................... 2,951,630 $163,279,915
Shares issued in reinvestment of distributions .......... 703,602 37,332,152
Shares redeemed ............................... (2,825,544) (155,527,200)
Net increase (decrease) .......................... 829,688 $45,084,867
Year ended October 31, 2022
Shares sold ................................... 6,319,464 $362,704,237
Shares issued in reinvestment of distributions .......... 1,849,348 109,222,521
Shares redeemed ............................... (5,875,630) (337,406,108)
Net increase (decrease) .......................... 2,293,182 $134,520,650
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual of
0.75% per year of the average daily net assets of the Fund.
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2023
Shares sold ................................... 2,341,083 $128,794,597
Shares issued in reinvestment of distributions .......... 725,949 38,607,884
Shares redeemed ............................... (3,699,553) (203,334,439)
Net increase (decrease) .......................... (632,521) $(35,931,958)
Year ended October 31, 2022
Shares sold ................................... 8,113,577 $446,920,937
Shares issued in reinvestment of distributions .......... 2,115,030 125,230,902
Shares redeemed ............................... (10,447,907) (589,569,227)
Net increase (decrease) .......................... (219,300) $(17,417,388)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.481% 0.545%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... —% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended April 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2023, investments in affiliated management investment companies were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $11,348 $23,300 $17,790
CDSC retained ........................... $183 $3,355 $2,280
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $63,379 $193,393 $914,134
3. Transactions with Affiliates
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 29, 2024.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2023, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 20,193,831 $ 23,411,677 $ (38,413,375) $ — $ — $ 5,192,133 5,192,133 $ 223,753
Total Affiliated Securities ... $20,193,831 $23,411,677 $(38,413,375) $— $— $5,192,133 $223,753
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $30,561,198 $139,253,590 $(104,336,965) $— $— $65,477,823 65,477,823 $990,519
Total Affiliated Securities ... $30,561,198 $139,253,590 $(104,336,965) $— $— $65,477,823 $990,519
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $139,833,283 $562,217,797 $(508,830,050) $— $— $193,221,030 193,221,030 $2,446,774
Total Affiliated Securities ... $139,833,283 $562,217,797 $(508,830,050) $— $— $193,221,030 $2,446,774
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2023, were as follows:
7. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2023, investments in “affiliated companies” were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $180,783,209 $703,476,303 $3,781,713,323
Unrealized appreciation ..................... $55,843,367 $110,129,232 $503,650,549
Unrealized depreciation ..................... (18,227,944) (25,982,667) (296,485,608)
Net unrealized appreciation (depreciation) ....... $37,615,423 $84,146,565 $207,164,941
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $47,573,376 $242,539,809 $1,352,193,821
Sales .................................. $20,570,953 $296,296,627 $1,547,385,435
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
ACI Worldwide Inc .... $ 111,134,720 $ 36,880,099 $ — $ — $ 5,700,539 $ 153,715,358 6,068,510 $ —
Benchmark Electronics,
Inc. ............ 72,807,149 — (25,155,314) (2,830,676) —
a
—
a
—
a
618,438
Brinker International, Inc. 81,893,483 13,066,065 (16,619,185) (1,388,201) 18,076,480 95,028,642 2,380,477 —
Camden National Corp . 28,416,993 3,849,294 — — (8,349,316) 23,916,971 748,575 588,646
Children's Place Inc. (The) 35,834,110 — — — (9,595,893) 26,238,217 885,230 —
Denny's Corp. ....... 42,995,424 — (35,195,814) (1,939,958) —
a
—
a
—
a
—

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2023, the Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares
at End
of Period
Investment
Income
Franklin Small Cap Value Fund (continued)
Non-Controlled Affiliates
Elementis plc ....... $ 33,707,697 $ 10,432,994 $ — $ — $ 18,791,181 $ 62,931,872 39,868,704 $ —
Great Lakes Dredge &
Dock Corp ........ 29,489,239 — (25,069,840) (31,690,386) 27,270,987 —
b
— —
Green Plains, Inc. .... 84,898,985 18,915,115 (10,811,094) (1,455,956) 14,922,160 106,469,210 3,115,868 —
Hunting plc ......... 28,146,395 — (10,410,999) (6,440,902) —
a
—
a
—
a
285,736
Knowles Corp. ....... 62,531,590 — (9,223,909) (925,234) —
a
—
a
—
a
—
McGrath RentCorp .... 132,308,599 2,969,984 (40,065,524) 8,199,437 —
a
—
a
—
a
953,533
NetScout Systems, Inc . 129,284,413 — (57,236,810) 4,787,857 —
a
—
a
—
a
—
Total Affiliated Securities
(Value is 11.8% of Net
Assets) .......... $873,448,797 $86,113,551 $(229,788,489) $(33,684,019) $66,816,138 $468,300,270 $2,446,353
a
As of April 30, 2023, no longer an affiliate.
b
As of April 30, 2023, no longer held.
7. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 213,206,499 $ — $ — $ 213,206,499
Short Term Investments ................... 5,192,133 — — 5,192,133
Total Investments in Securities ........... $218,398,632 $— $— $218,398,632
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 5,881,209 25,228,819 — 31,110,028
Automobile Components ................. 19,555,742 — — 19,555,742
Banks ............................... 32,087,324 — — 32,087,324
Broadline Retail ....................... 16,791,688 — — 16,791,688
Building Products ...................... 10,325,571 — — 10,325,571
Chemicals ........................... 34,401,078 — — 34,401,078
Commercial Services & Supplies ........... 12,618,756 — — 12,618,756
Construction & Engineering ............... 14,204,389 — — 14,204,389
Consumer Finance ..................... 10,402,829 — — 10,402,829
Containers & Packaging ................. 11,119,431 — — 11,119,431
Electric Utilities ........................ 42,207,772 — — 42,207,772
Electrical Equipment .................... 10,823,715 — — 10,823,715
Electronic Equipment, Instruments &
Components ........................ 17,671,584 — — 17,671,584
Energy Equipment & Services ............. 27,684,701 — — 27,684,701
Financial Services ...................... 34,521,429 — — 34,521,429
Food Products ........................ 27,336,986 — — 27,336,986
Health Care Equipment & Supplies ......... 5,527,549 — — 5,527,549
Health Care Providers & Services .......... 28,960,561 11,266,134 — 40,226,695
Household Durables .................... 17,640,167 — — 17,640,167
Independent Power and Renewable Electricity
Producers .......................... 11,146,652 — — 11,146,652
Insurance ............................ 39,971,029 — — 39,971,029
Machinery ............................ 14,119,285 — — 14,119,285
Media ............................... 14,370,634 — — 14,370,634
Metals & Mining ....................... 9,302,790 — — 9,302,790
Office REITs .......................... 6,697,417 — — 6,697,417
Oil, Gas & Consumable Fuels ............. 17,904,721 — — 17,904,721
Personal Care Products ................. — 12,475,219 — 12,475,219
Pharmaceuticals ....................... — 12,048,066 — 12,048,066
Professional Services ................... 45,675,877 — — 45,675,877
Real Estate Management & Development .... 26,925,980 — — 26,925,980
Retail REITs .......................... 17,757,438 — — 17,757,438
Semiconductors & Semiconductor Equipment . 9,244,191 — — 9,244,191
Software ............................. 15,909,555 — — 15,909,555
Specialty Retail ........................ 10,796,864 — — 10,796,864
Textiles, Apparel & Luxury Goods .......... 16,378,645 — — 16,378,645
Trading Companies & Distributors .......... 25,163,248 — — 25,163,248
Short Term Investments ................... 65,477,823 — — 65,477,823
Total Investments in Securities ........... $726,604,630 $61,018,238
b
$— $787,622,868
9. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and,
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 19,238,068 $ 45,995,781 $ — $ 65,233,849
Automobile Components ................. 83,093,857 — — 83,093,857
Banks ............................... 440,996,949 — — 440,996,949
Building Products ...................... 214,481,895 — — 214,481,895
Chemicals ........................... 186,292,415 — — 186,292,415
Commercial Services & Supplies ........... 47,917,843 — — 47,917,843
Communications Equipment .............. 68,690,807 — — 68,690,807
Construction & Engineering ............... 96,164,420 — — 96,164,420
Construction Materials .................. 40,200,520 — — 40,200,520
Consumer Finance ..................... 18,184,508 — — 18,184,508
Diversified REITs ...................... 44,411,031 — — 44,411,031
Electric Utilities ........................ 41,172,849 — — 41,172,849
Electrical Equipment .................... 56,954,632 — — 56,954,632
Electronic Equipment, Instruments &
Components ........................ 185,250,293 — — 185,250,293
Energy Equipment & Services ............. 74,280,335 — — 74,280,335
Food Products ........................ 60,328,324 120,074,316 — 180,402,640
Ground Transportation .................. 11,689,557 — — 11,689,557
Health Care Equipment & Supplies ......... 188,839,165 — — 188,839,165
Hotel & Resort REITs ................... 67,923,121 — — 67,923,121
Hotels, Restaurants & Leisure ............. 220,338,537 35,764,027 — 256,102,564
Household Durables .................... 34,868,942 — — 34,868,942
Industrial REITs ....................... 33,488,353 — — 33,488,353
Insurance ............................ 230,843,673 — — 230,843,673
Leisure Products ....................... 49,752,059 — — 49,752,059
Machinery ............................ 54,950,795 — — 54,950,795
Metals & Mining ....................... 150,735,532 — — 150,735,532
Multi-Utilities .......................... 35,208,090 — — 35,208,090
Office REITs .......................... 16,730,316 — — 16,730,316
Oil, Gas & Consumable Fuels ............. 257,837,280 — — 257,837,280
Professional Services ................... 23,007,822 — — 23,007,822
Real Estate Management & Development .... 2,112,933 — — 2,112,933
Semiconductors & Semiconductor Equipment . 109,348,972 — — 109,348,972
Software ............................. 153,715,358 — — 153,715,358
Specialty Retail ........................ 31,659,185 — — 31,659,185
Textiles, Apparel & Luxury Goods .......... 72,893,624 21,060,183 — 93,953,807
Trading Companies & Distributors .......... 149,160,867 — — 149,160,867
Short Term Investments ................... 193,221,030 — — 193,221,030
Total Investments in Securities ........... $3,765,983,957 $222,894,307
c
$— $3,988,878,264
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $61,018,238, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $222,894,307, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust
10. New Accounting Pronouncements
(continued)

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FVIT S 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Value Investors Trust
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Ann Torre Bates and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
VALUE INVESTORS TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 28, 2023